Commitments and Contingencies - Summary of Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 240
2019	531	$ 523
2020	541	534
2021	434	437
2022	436	436
Thereafter	389
Total	$ 2,571	$ 2,772